FINANCIAL ASSETS AT FAIR VALUE THROUGH PROFIT OR LOSS (Details Narrative) - JPY (¥) ¥ in Thousands			12 Months Ended
	Mar. 31, 2026	Nov. 20, 2025	Jun. 30, 2026
IfrsStatementLineItems [Line Items]
Investment amount			¥ 140,000
Bottom of range [member]
IfrsStatementLineItems [Line Items]
Financial assets profit and loss interest rate	20.00%	20.00%
Top of range [member]
IfrsStatementLineItems [Line Items]
Financial assets profit and loss interest rate	50.00%	50.00%
Investment A [member]
IfrsStatementLineItems [Line Items]
Investment amount		¥ 40,000	40,000
Investment B [member]
IfrsStatementLineItems [Line Items]
Investment amount	¥ 100,000		¥ 100,000